Goodwill (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Beginning balance	$ 623	$ 647	$ 621
Acquisitions	11	13	42
Effect of changes in foreign exchange rates	(6)	5	(16)
Ending balance	628	623	647
Accumulated impairment loss	137	166	129	$ 129
Industrial | Operating Segments
Goodwill [Roll Forward]
Beginning balance	323	311	302
Acquisitions	11	11	12
Effect of changes in foreign exchange rates	(2)	1	(3)
Ending balance	332	323	311
Consumer | Operating Segments
Goodwill [Roll Forward]
Beginning balance	230	270	250
Acquisitions	0	0	30
Effect of changes in foreign exchange rates	(3)	2	(10)
Ending balance	227	230	270
Software and Advisory | Operating Segments
Goodwill [Roll Forward]
Beginning balance	70	66	69
Acquisitions	0	2	0
Effect of changes in foreign exchange rates	(1)	2	(3)
Ending balance	$ 69	$ 70	$ 66